Debt and Financing Costs - Components of Financing Costs, Net (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Debt Disclosure [Abstract]
Interest expense	$ 116	$ 128
Amortization of deferred loan costs	1	2
Capitalized interest	(11)	(4)
Interest income	(1)	(2)
Financing costs, net	$ 105	$ 124